Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.3%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 2.1%
Roblox Corp., Class A(a)	449,321	16,103,664
Spotify Technology SA(a)	111,149	9,592,159
Total		25,695,823
Interactive Media & Services 8.3%
Alphabet, Inc., Class C(a)	529,363	50,898,252
IAC, Inc.(a)	350,894	19,432,510
Match Group, Inc.(a)	120,414	5,749,769
ZoomInfo Technologies, Inc., Class A(a)	549,056	22,873,673
Total		98,954,204
Media 2.1%
Trade Desk, Inc. (The), Class A(a)	414,067	24,740,503
Total Communication Services		149,390,530
Consumer Discretionary 20.3%
Hotels, Restaurants & Leisure 3.7%
Airbnb, Inc., Class A(a)	194,479	20,428,074
Domino’s Pizza, Inc.	78,462	24,338,913
Total		44,766,987
Internet & Direct Marketing Retail 9.3%
Amazon.com, Inc.(a)	766,901	86,659,813
Chewy, Inc., Class A(a)	641,096	19,694,469
DoorDash, Inc., Class A(a)	104,482	5,166,635
Total		111,520,917
Specialty Retail 7.3%
AutoZone, Inc.(a)	22,916	49,084,468
Floor & Decor Holdings, Inc., Class A(a)	51,619	3,626,751
Home Depot, Inc. (The)	124,615	34,386,263
Total		87,097,482
Total Consumer Discretionary		243,385,386
Consumer Staples 3.7%
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	69,668	32,902,106
Food Products 0.9%
McCormick & Co., Inc.	158,151	11,271,422
Total Consumer Staples		44,173,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.0%
Capital Markets 0.5%
Coinbase Global, Inc., Class A(a)	80,328	5,180,353
Insurance 5.5%
Brown & Brown, Inc.	330,101	19,964,508
Progressive Corp. (The)	398,203	46,275,171
Total		66,239,679
Total Financials		71,420,032
Health Care 13.5%
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.(a)	57,771	10,828,596
Health Care Technology 3.0%
Veeva Systems Inc., Class A(a)	217,413	35,847,056
Life Sciences Tools & Services 2.9%
Danaher Corp.	52,776	13,631,513
Illumina, Inc.(a)	47,341	9,032,189
Thermo Fisher Scientific, Inc.	24,126	12,236,466
Total		34,900,168
Pharmaceuticals 6.7%
Eli Lilly & Co.	80,372	25,988,286
Royalty Pharma PLC, Class A	1,346,133	54,087,624
Total		80,075,910
Total Health Care		161,651,730
Industrials 7.9%
Aerospace & Defense 2.9%
HEICO Corp., Class A	97,998	11,232,531
Lockheed Martin Corp.	63,152	24,394,986
Total		35,627,517
Road & Rail 5.0%
Uber Technologies, Inc.(a)	795,676	21,085,414
Union Pacific Corp.	198,264	38,625,792
Total		59,711,206
Total Industrials		95,338,723
CTIVP® – Morgan Stanley Advantage Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 28.5%
Electronic Equipment, Instruments & Components 0.9%
Adyen NV(a)	8,404	10,481,150
IT Services 8.3%
Cloudflare, Inc.(a)	407,158	22,519,909
Okta, Inc.(a)	126,189	7,176,368
Shopify, Inc., Class A(a)	578,100	15,574,014
Snowflake, Inc., Class A(a)	142,261	24,178,680
Twilio, Inc., Class A(a)	158,718	10,973,763
Visa, Inc., Class A	106,346	18,892,367
Total		99,315,101
Semiconductors & Semiconductor Equipment 3.9%
ASML Holding NV	111,808	46,439,453
Software 7.8%
Datadog, Inc., Class A(a)	249,036	22,109,416
Microsoft Corp.	306,047	71,278,346
Total		93,387,762
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	664,754	91,869,003
Total Information Technology		341,492,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.9%
Chemicals 1.9%
Sherwin-Williams Co. (The)	110,520	22,628,970
Total Materials		22,628,970
Total Common Stocks (Cost $1,472,421,873)		1,129,481,368

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	69,698,745	69,663,896
Total Money Market Funds (Cost $69,667,541)		69,663,896
Total Investments in Securities (Cost: $1,542,089,414)		1,199,145,264
Other Assets & Liabilities, Net		(1,777,150)
Net Assets		1,197,368,114

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	149,748,884	334,334,720	(414,426,363)	6,655	69,663,896	(49,239)	582,248	69,698,745
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Morgan Stanley Advantage Fund | Third Quarter Report 2022

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3QT7035_12_A01_(11/22)